Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) subsidiary	Dec. 31, 2025 USD ($) subsidiary plan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2025 USD ($)
Retirement Benefits [Abstract]
Defined Benefit Plan, Number Of Plans | plan		5
Defined Benefit Plan, Number of Subsidiaries | subsidiary	2	2
Assets for plan benefits, defined benefit plan					$ 30,256,000
Non-operating settlement benefit	$ 10,200,000
Eligibility age for normal retirement benefit plan, in years		65 years
Lump sum based on employee contribution percentage to certain breakpoint		2.00%
Additional percentage exceeding the breakpoint		6.00%
Maximum percentage of pensionable salary		5.00%
Maximum employer contributions, in years		40 years
Expected benefit payments, 2014	80,000	$ 80,000
Expected benefit payments, 2015	78,000	78,000
Expected benefit payments, 2016	87,000	87,000
Expected benefit payments, 2017	84,000	84,000
Expected benefit payments, 2018	82,000	82,000
Total expense		$ 18,008,000	$ 18,582,000	$ 16,961,000
Salary and bonus defer percentage under the plan		100.00%
Amount on the dollar ESA matches up to 10% of employees total salary		$ 0.00005
ESA offers, maximum percentage		10.00%
Participant contributions transferred into the plan		$ 2,353,000	$ 1,558,000	$ 2,418,000
ESA contribution to the plan		235,000
Cash surrender value of the life insurance policies	8,175,000	8,175,000
Non-qualified defined contribution plan liabilitiy	22,443,000	22,443,000
Plan assets of life insurance policies, cash surrender	$ 4,796,000	4,796,000
Related liability, pension payments		$ 10,946,000